Amounts Receivable and Prepaid Expenses	12 Months Ended
Mar. 31, 2024
Amounts Receivable and Prepaid Expenses [Abstract]
Amounts Receivable and Prepaid Expenses
4.	Amounts Receivable and Prepaid Expenses

	March 31, 2024	March 31, 2023
GST/HST	$126,549	$77,540
Prepayments and other receivable	310,239	1,027,347
Total	$436,788	$1,104,887